Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule Of Net Loss Before Income Taxes

	For the Years Ended
	December 31,
	2016	2015
Domestic, current	$(8,048)	$(4,105)
Total	$(8,048)	$(4,105)

Schedule Of Deferred Taxes

	For the Years Ended
	December 31,
	2016	2015
Deferred tax assets:
Federal and state net operating loss carryforwards	$43,083	$38,943
Research and development tax credit carryforwards	2,196	2,279
Stock based compensation	4,438	4,057
Other provision and expenses not currently deductible	1,335	1,297
Total deferred tax assets	51,052	46,576
Deferred tax liabilities:
Depreciation and amortization	(1,141)	(965)
Prepaid expenses	(95)	(116)
Total deferred liabilities	(1,236)	(1,081)
Less valuation allowance	(49,816)	(45,495)
Net deferred tax asset	$—	$—

Schedule Of Federal Net Operating Losses And Tax Credit Carryforwards

	Net	Research and
	Operating	Development
	Losses	Tax Credits
	(in thousands)
2018-2021	$44,639	$809
2022-2025	42,814	-
2026-2036	38,294	1,387
	$125,747	$2,196

Schedule Of Reconciliation Of Effective Tax Rate

	For the Years Ended
	December 31,
	2016	2015
U.S. Federal income tax benefit at federal statutory rate	34%	34%
Change in valuation allowance	(37)	(36)
Credits	3	2
Effective tax rate	-%	-%